Debt - Components of Long-term Debt (Detail) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Long-term debt and capital lease obligation gross	CAD 5,793		CAD 4,876
Less: Unamortized fees on long-term debt	34		37
Long-term debt and capital lease obligation current and non-current	5,759	$ 4,047	4,839	$ 3,527
Less: Long-term debt maturing within one year	134		189
Long-term debt	CAD 5,625		4,650
6.500% 10-year Notes [Member]
Debt Instrument [Line Items]
Maturity	2018-05
Currency in which payable	U.S.$
Long-term debt and capital lease obligation gross	CAD 319		292
6.250% 10-year Medium-term Notes [Member]
Debt Instrument [Line Items]
Maturity	2018-06
Currency in which payable	CDN$
Long-term debt and capital lease obligation gross	CAD 374		374
7.250% 10-year Notes [Member]
Debt Instrument [Line Items]
Maturity	2019-05
Currency in which payable	U.S.$
Long-term debt and capital lease obligation gross	CAD 405		371
9.450% 30-year Debentures [Member]
Debt Instrument [Line Items]
Maturity	2021-08
Currency in which payable	U.S.$
Long-term debt and capital lease obligation gross	CAD 290		266
5.100% 10-year Medium Term Notes [Member]
Debt Instrument [Line Items]
Maturity	2022-01
Currency in which payable	CDN$
Long-term debt and capital lease obligation gross	CAD 125		125
4.50% 10-year Notes [Member]
Debt Instrument [Line Items]
Maturity	2022-01
Currency in which payable	U.S.$
Long-term debt and capital lease obligation gross	CAD 287		262
4.450% 12.5 year Notes [Member]
Debt Instrument [Line Items]
Maturity	2023-03
Currency in which payable	U.S.$
Long-term debt and capital lease obligation gross	CAD 405		371
7.125% 30-year Debentures [Member]
Debt Instrument [Line Items]
Maturity	2031-10
Currency in which payable	U.S.$
Long-term debt and capital lease obligation gross	CAD 406		372
5.750% 30-year Debentures [Member]
Debt Instrument [Line Items]
Maturity	2033-03
Currency in which payable	U.S.$
Long-term debt and capital lease obligation gross	CAD 282		258
5.950% 30-year Notes [Member]
Debt Instrument [Line Items]
Maturity	2037-05
Currency in which payable	U.S.$
Long-term debt and capital lease obligation gross	CAD 515		471
6.450% 30-year Notes [Member]
Debt Instrument [Line Items]
Maturity	2039-11
Currency in which payable	CDN$
Long-term debt and capital lease obligation gross	CAD 400		400
5.750% 30-year Notes [Member]
Debt Instrument [Line Items]
Maturity	2042-01
Currency in which payable	U.S.$
Long-term debt and capital lease obligation gross	CAD 284		260
Secured Equipment Loan [Member]
Debt Instrument [Line Items]
Maturity	2015-08
Currency in which payable	CDN$
Long-term debt and capital lease obligation gross	CAD 62		80
5.41% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Maturity	2024-03
Currency in which payable	U.S.$
Long-term debt and capital lease obligation gross	CAD 121		116
6.91% Secured Equipment Notes [Member]
Debt Instrument [Line Items]
Maturity	2024-10
Currency in which payable	CDN$
Long-term debt and capital lease obligation gross	CAD 156		167
5.57% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Maturity	2024-12
Currency in which payable	U.S.$
Long-term debt and capital lease obligation gross	CAD 65		62
7.49% Equipment Trust Certificates [Member]
Debt Instrument [Line Items]
Maturity	2021-01
Currency in which payable	U.S.$
Long-term debt and capital lease obligation gross	CAD 96		96
3.88% Senior Secured Notes Series A & B [Member]
Debt Instrument [Line Items]
Maturity earliest	2026-10
Maturity latest	2026-12
Currency in which payable	U.S.$
Long-term debt and capital lease obligation gross	CAD 148		140
4.28% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Maturity	2027-03
Currency in which payable	U.S.$
Long-term debt and capital lease obligation gross	CAD 77		73
Other Long-term Loans (nil% - 5.50%) [Member]
Debt Instrument [Line Items]
Maturity earliest	2015-01
Maturity latest	2025-01
Currency in which payable	U.S.$
Long-term debt and capital lease obligation gross	CAD 2		2
Obligations Under Capital Leases (6.313% - 6.99%) [Member]
Debt Instrument [Line Items]
Maturity earliest	2022-01
Maturity latest	2026-01
Currency in which payable	U.S.$
Long-term debt and capital lease obligation gross	CAD 147		277
Obligations Under Capital Leases (12.77%) [Member]
Debt Instrument [Line Items]
Maturity	2031-01
Currency in which payable	CDN$
Long-term debt and capital lease obligation gross	CAD 3		3
Commercial Paper [Member]
Debt Instrument [Line Items]
Currency in which payable	U.S.$
Long-term debt and capital lease obligation gross	CAD 783
Total Long-term Debt Before Perpetual Consolidated Debenture Stock [Member]
Debt Instrument [Line Items]
Long-term debt and capital lease obligation gross	CAD 5,752		4,838
Perpetual 4% Consolidated Debenture Stock (USD) [Member]
Debt Instrument [Line Items]
Currency in which payable	U.S.$
Long-term debt and capital lease obligation gross	CAD 35		32
Perpetual 4% Consolidated Debenture Stock (GB) [Member]
Debt Instrument [Line Items]
Currency in which payable	G.B.£
Long-term debt and capital lease obligation gross	CAD 6		CAD 6